Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Depreciation of right-of-use assets	$ (9,206)	$ (8,706)
Total	(142,644)	(118,893)	$ (107,017)
Administrative expenses
Statement [Line Items]
Employee benefit expenses	(63,713)	(60,552)	(55,152)
Marketing costs	(5,661)	(2,415)	(2,377)
Amortization expense	(126)	(118)	(91)
Entertainment expenses	(5,576)	(4,906)	(4,858)
Advisory services	(27,235)	(17,332)	(13,880)
Lease of buildings and facilities	(3,829)	(3,478)	(3,111)
Insurance	(3,011)	(3,901)	(3,478)
Office expenses	(8,596)	(6,363)	(6,204)
Contractors	(7,283)	(5,106)	(5,079)
Depreciation of right-of-use assets	(2,656)	(2,743)	(2,617)
Other expenses	$ (14,958)	$ (11,979)	$ (10,170)